Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues from sales of product	$ 15,014	$ 24,122	$ 24,306
Cost of sales	(11,084)	(11,338)	(11,656)
Gross profit	3,930	12,784	12,650
Operating expenses:
Selling and distribution costs	(438)	(73)	(70)
Administrative expenses	(1,412)	(1,305)	(668)
Total operating expenses	(1,850)	(1,378)	(738)
Operating profit	2,080	11,406	11,912
Other income and loss, net	73	126	101
Finance costs	(150)	(149)	(72)
Profit before taxation	2,003	11,383	11,941
Income tax (expense) benefit	85	118	(88)
Net profit for the year	$ 2,088	$ 11,501	$ 11,853
Earnings per share
Basic (in Dollars per share)	$ 0.17	$ 0.96	$ 0.99
Diluted (in Dollars per share)	$ 0.17	$ 0.96	$ 0.99
Weighted-average number of shares
Basic (in Shares)	12,410,651	12,000,000	12,000,000
Diluted (in Shares)	12,410,651	12,000,000	12,000,000